Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Components Of Income Before Income Tax

The Company’s components of income before income taxes are as follows:

	Year Ended December 31,
	2010	2011	2012
Domestic	$(10,351)	$36,764	$37,071
Foreign	77,657	14,408	19,887

	$67,306	$51,172	$56,958

Components of Income Tax Provision (Benefit)

The components of the income tax provision (benefit) are as follows:

	Year Ended December 31,
	2010	2011	2012
Current:
Domestic	$—	$3,358	$(361)
Foreign	12,296	3,599	9,336

Total current provision	$12,296	$6,957	$8,975
Deferred:
Domestic	(1,430)	(50,646)	8,701
Foreign	(1,472)	(5,571)	(6,535)

Total deferred provision (benefit)	$(2,902)	$(56,217)	$2,166

Income tax provision (benefit)	$9,394	$(49,260)	$11,141

Reconciliation of Income Taxes Computed at Netherlands Statutory Income Tax Rate To (Benefit) Provision for Income Taxes

Reconciliation of income tax computed at the Netherlands statutory tax rate to the income tax provision (benefit) is as follows:

	Year Ended December 31,
	2010	2011	2012
Income tax expense at statutory rate (1)	$17,163	$12,793	$14,240
Foreign tax rate differential	(12,878)	(6,114)	(6,717)
Benefits from innovation tax regime	(21,562)	(2,721)	(5,847)
Non-deductible expenses	30,181	3,200	4,170
Valuation allowance	—	4,220	5,512
Group tax restructuring deferred tax asset	—	(58,494)	—
Other	(3,510)	(2,144)	(217)

Income tax provision (benefit)	$9,394	$(49,260)	$11,141

(1)	Statutory rate was 25.5% in 2010, 25% in 2011 and 25% in 2012.

Components of Deferred Tax Assets

Significant components of deferred tax assets are as follows:

	December 31,
	2011	2012
Deferred tax assets:
Fixed assets and intangible assets	$46,673	$33,641
Deferred revenues	21,544	31,392
Provisions and reserves	740	1,133
Net operating loss carry forwards	15,306	23,895
Other	81	179

Gross deferred tax assets	$84,344	$90,240
Valuation allowance	(6,200)	(11,359)

Total deferred tax asset	$78,144	$78,881

Deferred tax liabilities:
Deferred revenues	—	1,806

Total deferred tax liabilities	$—	$1,806

Net deferred tax asset	$78,144	$77,075

Deferred tax asset – current portion	$18,394	$24,361
Deferred tax asset – non-current portion	59,750	53,805
Deferred tax liability – current portion	—	1,091
Deferred tax liability – non-current portion	—	—

Net deferred tax asset	$78,144	$77,075

Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of unrecognized tax benefits for the years presented is as follows:

	Year Ended December 31,
	2010	2011	2012
Balance at January 1,	$—	$1,541	$—
Additions for tax positions taken during the current period	1,541	—	—
Reductions due to settlements with taxing authorities	—	(1,541)	—

Balance at December 31,	$1,541	$—	$—

Open Tax Years In Major Jurisdictions

The table below summarizes the open tax years in major jurisdictions as of December 31, 2012:

Jurisdiction	Open Years	Ongoing Examinations
Netherlands	2006 - 2012	N/A
Czech Republic	2010 - 2012	N/A
United Kingdom	2011, 2012	N/A
United States	2010 - 2012	N/A
Germany	2009 - 2012	N/A
France	2010 - 2012	N/A
Hong Kong	2010 - 2012	N/A
Cyprus	2011, 2012	N/A
China	2010 - 2012	N/A
Israel	2007 - 2012	N/A
Switzerland	2010 - 2012	N/A